Risk management and financial instruments (Tables)	6 Months Ended
Jun. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest Rate Swap Agreements
The Company’s interest rate swap agreements as of June 30, 2016, were as follows:

Outstanding principal		Receive rate	Pay rate	Maturity of contract
(In US$ millions)

$408.8	(1) (2)	3 month LIBOR	1.10%	July 2, 2018
$100.0	(2)	3 month LIBOR	1.36%	October 29, 2019
$65.3	(1) (2)	3 month LIBOR	1.11%	June 19, 2020
$63.7	(1) (2)	3 month LIBOR	1.93%	December 21, 2020
$2,837.2	(1) (3)	3 month LIBOR	2.45 - 2.52%	February 21, 2021

(1)	The outstanding principal of these amortizing swaps falls with each capital repayment of the underlying loans.

(2)	Related party interest rate swap agreements.

(3)	The Company has a LIBOR floor of 1% whereby the Company receives 1% when LIBOR is below 1%.

Carrying Value and Estimated Fair Value of Financial Instruments
The carrying value and estimated fair value of the Company's financial instruments at June 30, 2016 and December 31, 2015 were as follows:

	June 30, 2016		December 31, 2015
(In US$ millions)	Fair value	Carrying value	Fair value	Carrying value

Cash and cash equivalents	$450.1	$450.1	$319.0	$319.0
Current portion of long-term debt principal	89.2	105.1	88.0	105.3
Current portion of long term debt to related party principal	36.3	36.3	145.8	145.8
Long-term debt principal	1,843.3	3,384.4	1,763.5	3,487.0
Long-term portion of debt to related party principal	142.1	142.1	160.2	160.2

Financial Instruments Measured at Fair Value on a Recurring Basis
Other financial instruments that are measured at fair value on a recurring basis are as follows:

	Fair value	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)	June 30, 2016	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Derivative instruments – Interest rate swap contracts	$(149.6)	$—	$(149.6)	$—
Derivative instruments – Interest rate swap contracts (Related party)	(6.5)	—	(6.5)	—
Related party deferred and contingent consideration	(210.1)	—	(210.1)	—
Total liabilities	$(366.2)	$—	$(366.2)	$—

	Fair value	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)	December 31, 2015	(Level 1)	(Level 2)	(Level 3)
Assets:
Derivative instruments – Interest rate swap contracts (related party)	$2.2	—	$2.2	—
Total assets	$2.2	$—	$2.2	$—

Liabilities:
Derivative instruments – Interest rate swap contracts	$(84.2)	$—	$(84.2)	$—
Related party deferred and contingent consideration	(245.8)	—	(245.8)	—
Total liabilities	$(330.0)	$—	$(330.0)	$—